Accruals for Self-Insurance - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended	24 Months Ended
	Oct. 01, 2013	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Payables and Accruals [Abstract]
Insured amount for professional and general liability, per claim	$ 4,000,000			$ 4,000,000
Aggregate self-insurance for professional and general liability	$ 28,000,000
Claim retention with statutory limit, workers' compensation		$ 350,000	$ 350,000
Claim retention with statutory limit, automobile liability		100,000	100,000
Stop loss insurance coverage against extraordinary claims		$ 300,000	$ 300,000